Variable Interest Entity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Variable Interest Entity Disclosure [Abstract]
Schedule of Variable Interest Entities
The carrying amounts and classification of the consolidated VIE assets and liabilities included in condensed consolidated balance sheets are as follows:

	As of September 30, 2021	As of December 31, 2020
Current assets	$13,046	$14,082
Non-current assets	395,997	351,327

Total assets	$409,043	$365,409
Current liabilities	$2,666	$1,994
Non-current liabilities	27,673	4,761

Total liabilities	$30,339	$6,755

The carrying amounts and classification of the consolidated VIE assets and liabilities included in consolidated balance sheets are as follows:

	As of December 31,
	2020	2019
Current assets	$14,082	$11,249
Non-current assets	351,327	228,486

Total assets	$365,409	$239,735

Current liabilities	$1,994	$19,931
Non-current liabilities	4,761	437

Total liabilities	$6,755	$20,368